Equity (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of reserves within equity [abstract]
Schedule of allotted and fully paid share capital	(a) Allotted and fully paid share capital – ordinary shares of 28 101⁄108 pence each

	Number of shares million	Nominal value $ million
At 30 June 2022 re-presented	2,498	875
Retranslation impact of opening balances(1)	—	36
Shares cancelled	(38)	(13)
At 30 June 2023 (re-represented)	2,460	898
Shares cancelled	(28)	(11)
At 30 June 2024	2,432	887
(1)  Includes foreign translation differences arising on the retranslation of reserves due to the change in the group’s presentation currency.

Schedule of movement in hedging and exchange reserve	(b) Hedging and exchange reserve

	Hedging reserve $ million	Exchange reserve $ million	Total $ million
At 30 June 2021 (re-presented)	150	(3,368)	(3,218)
Other comprehensive loss	(118)	(521)	(639)
Retranslation impact of opening balances(1)	—	619	619
At 30 June 2022 (re-presented)	32	(3,270)	(3,238)
Other comprehensive income/(loss)	261	(256)	5
Retranslation impact of opening balances(1)	—	(173)	(173)
At 30 June 2023 (re-presented)	293	(3,699)	(3,406)
Other comprehensive loss	(154)	(613)	(767)
At 30 June 2024	139	(4,312)	(4,173)
(1)  Includes foreign translation differences arising on the retranslation of reserves due to the change in the group’s presentation currency.

Schedule of movements in own shares	Movements in own shares

	Number of shares million	Purchase consideration $ million
At 30 June 2021 (re-presented)	223	2,609
Retranslation impact of opening balances(1)	—	(334)
Share trust arrangements	(2)	(31)
Shares used to satisfy options	(2)	(21)
Shares purchased - share buyback programme	61	2,985
Shares cancelled	(61)	(2,985)
At 30 June 2022 (re-presented)	219	2,223
Retranslation impact of opening balances(1)	—	93
Share trust arrangements	(1)	(15)
Shares used to satisfy options	(2)	(15)
Shares purchased - share buyback programme	38	1,673
Shares cancelled	(38)	(1,673)
At 30 June 2023 (re-presented)	216	2,286
Share trust arrangements	(2)	(19)
Shares used to satisfy options	(2)	(17)
Shares purchased - share buyback programme	28	987
Shares cancelled	(28)	(987)
At 30 June 2024	212	2,250
(1)  Includes foreign translation differences arising on the retranslation of reserves due to the change in the group’s presentation currency.

Schedule of the monthly breakdown of shares purchased and the average price paid per share	The monthly breakdown of all shares purchased and the average price paid per share (excluding expenses) for the year ended 30
June 2024 were as follows:

Period	Number of shares purchased under share buyback programme	Total number of shares purchased	Average price paid cents(2)	Authorised purchases unutilised at month end
July 2023	—	—	—	196,247,438
August 2023	—	—	—	196,247,438
1-28 September 2023	—	—	—	196,247,438
29-30 September 2023(1)	—	—	—	224,704,974
October 2023	6,218,199	6,218,199	3768	218,486,775
November 2023	4,396,943	4,396,943	3671	214,089,832
December 2023	2,521,196	2,521,196	3572	211,568,636
January 2024	3,328,361	3,328,361	3504	208,240,275
February 2024	339,788	339,788	3737	207,900,487
March 2024	5,896,084	5,896,084	3685	202,004,403
April 2024	4,475,478	4,475,478	3542	197,528,925
May 2024	267,276	267,276	3440	197,261,649
June 2024	—	—	—	197,261,649
Total	27,443,325	27,443,325	3644	197,261,649
(1)    New maximum number of purchasable shares was authorised by shareholders at the
AGM held on 28 September 2023.
(2)    Based on daily transaction rates.

Schedule of dividends	(d) Dividends

	2024	2023	2022
	$ million	re-presented $ million	re-presented $ million
Amounts recognised as distributions to equity shareholders in the year
Final dividend for the year ended 30 June 2023
59.98 cents per share (2022 – 52.71 cents; 2021 – 59.91 cents)(1)	1,349	1,200	1,398
Interim dividend for the year ended 30 June 2024
40.50 cents per share (2023 – 38.57 cents; 2022 – 38.38 cents)(2)	894	871	888
	2,243	2,071	2,286
(1)    Re-presented at exchange rate prevailing at AGM's date (2023 - 49.17 pence per share; 2022 - 46.82 pence; 2021 - 44.59 pence).
(2)    Re-presented at exchange date at the date of payment (2023 - 30.83 pence per share; 2022 - 29.36 pence). Interim dividend for the year ended 30 June 2024 was declared in USD.

Schedule of amounts attributable to non controlling interests	Summarised financial information for USL and other subsidiaries, after fair value adjustments on acquisition, and the amounts attributable to non-controlling interests are as follows:

	2024			2023	2022
	USL $ million	Others $ million	Total $ million	Total re-presented $ million	Total re-presented $ million
Income statement
Sales	3,183	3,041	6,224	6,409	7,710
Net sales	1,338	2,380	3,718	3,767	4,063
Profit for the year(1)	173	604	777	80	329
Other comprehensive (loss)/income(2)	(21)	5	(16)	(172)	(227)
Total comprehensive income/(loss)	152	609	761	(92)	102
Attributable to non-controlling interests	65	212	277	(66)	46
Balance sheet
Non-current assets(3)	1,336	4,405	5,741	5,354	6,071
Current assets	1,172	1,373	2,545	2,316	2,422
Non-current liabilities	(197)	(1,577)	(1,774)	(1,656)	(1,814)
Current liabilities	(518)	(1,220)	(1,738)	(1,788)	(1,991)
Net assets	1,793	2,981	4,774	4,226	4,688
Attributable to non-controlling interests	767	1,271	2,038	1,853	2,076
Cash flow
Net cash inflow from operating activities	90	603	693	604	916
Net cash outflow from investing activities	(39)	(172)	(211)	(236)	(385)
Net cash outflow from financing activities	(32)	(424)	(456)	(170)	(428)
Net increase in cash and cash equivalents	19	7	26	198	103
Exchange differences	(2)	(31)	(33)	(111)	(23)
Dividends payable to non-controlling interests	(15)	(106)	(121)	(117)	(95)
(1)Profit for the year includes exceptional operating expenses attributable to non-controlling interests.
(2)Other comprehensive (loss)/income is principally in respect of exchange on translating the subsidiaries to US dollar.
(3)Non-current assets include the global distribution rights for Ketel One vodka products worldwide. The carrying value of the distribution right at 30 June 2024 was $1,800 million (2023 – $1,800 million; 2022 – $1,800 million).
(i)On 16 January 2024, Diageo agreed with Combs Wine and Spirits LLC to purchase the 50% of the share capital of DeLeon Holdco LLC that Diageo North
America, Inc did not already own, whereby DeLeon Holdco LLC became a wholly-owned subsidiary of Diageo.

Schedule of employee share compensation	The annual fair value charge in respect of the equity settled plans for the three years ended 30 June 2024 is as follows:

	2024 $ million	2023 re-presented $ million	2022 re-presented $ million
Executive share award plans	34	49	68
Executive share option plans	7	4	5
Savings plans	2	5	6
	43	58	79

Schedule of fair value of each share award used the Monte Carlo pricing model and weighted average assumptions	For the three years ended 30 June 2024, the calculation of the fair value of each share award used the Monte Carlo and Black
Scholes pricing model and the following assumptions:

	2024	2023 re-presented	2022 re-presented
Risk free interest rate	4.7%	3.1%	0.4%
Expected life of the awards	33 months	35 months	40 months
Dividend yield	2.6%	2.0%	2.1%
Weighted average share price	3118 p	3758 p	3545 p
Weighted average fair value of awards granted in the year(1)	1757 c	2318 c	3754 c
Number of awards granted in the year	2.1 million	1.7 million	2.1 million
Fair value of all awards granted in the year	$36 million	$40 million	$79 million
(1)    Based on transaction rate at grant date of the awards.

Schedule of transactions on executive share award plans	Transactions on the executive share award plans for the three years ended 30 June 2024 were as follows:

	2024 million	2023 million	2022 million
Number of awards outstanding at 1 July	4.9	5.2	5.3
Granted	2.1	1.7	2.1
Awarded	(1.8)	(1.1)	(1.1)
Forfeited	(0.4)	(0.9)	(1.1)
Number of awards outstanding at 30 June	4.8	4.9	5.2